FINANCIAL INFORMATION OF PARENT COMPANY (Condensed Balance Sheets) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2013 $ / shares
Current assets:
Cash and cash equivalents	$ 164,390	¥ 1,144,451	¥ 457,340		¥ 244,809
Prepayments and other current assets	55,691	387,713	286,149
Amounts due from subsidiaries and VIE	2,776	19,323	32,270
Total current assets	817,371	5,690,371	3,252,423
TOTAL ASSETS	1,019,363	7,096,600	4,015,824
Current liabilities:
Other current liabilities | ¥		14,387	15,165
Total current liabilities	333,825	2,324,015	1,748,736
Non-current liabilities:
Long-term loan	267,157	1,859,896	68,753
Total non-current liabilities	312,105	2,172,814	72,072
TOTAL LIABILITIES	645,930	4,496,829	1,820,808
SHAREHOLDERS' EQUITY
Additional paid-in capital	289,326	2,014,227	1,903,503
Retained earnings	75,555	526,009	244,712
Accumulated other comprehensive income	4,077	28,380	29,222
Total shareholders' equity	368,975	2,568,731	2,177,543
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	1,019,363	7,096,600	4,015,824
Ordinary shares:
Par value | $ / shares						$ 0.0001
Common Class A [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	$ 16	¥ 107	¥ 98
Ordinary shares:
Par value | $ / shares	$ 0.0001			$ 0.0001
Shares authorized	470,000,000	470,000,000	470,000,000
Shares issued	174,918,929	174,918,929	159,247,873
Shares outstanding	174,918,929	174,918,929	159,247,873
Common Class B [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	$ 1	¥ 8	¥ 8
Ordinary shares:
Par value | $ / shares	$ 0.0001			$ 0.0001
Shares authorized	30,000,000	30,000,000	30,000,000
Shares issued	13,300,738	13,300,738	13,300,738
Shares outstanding	13,300,738	13,300,738	13,300,738
Parent Company [Member]
Current assets:
Cash and cash equivalents	$ 3,777	¥ 26,298	¥ 67,513
Prepayments and other current assets	175	1,221	1,047
Amounts due from subsidiaries and VIE	230,989	1,608,095	1,069,402
Total current assets	234,941	1,635,614	1,137,962
Investments in subsidiaries and VIE	401,714	2,796,652	1,040,658
TOTAL ASSETS	636,655	4,432,266	2,178,620
Current liabilities:
Other current liabilities	523	3,639	1,077
Total current liabilities	523	3,639	1,077
Non-current liabilities:
Long-term loan	267,157	1,859,896
Total non-current liabilities	267,157	1,859,896
TOTAL LIABILITIES	267,680	1,863,535	1,077
SHAREHOLDERS' EQUITY
Additional paid-in capital	289,326	2,014,227	1,903,503
Retained earnings	75,555	526,009	244,712
Accumulated other comprehensive income	4,077	28,380	29,222
Total shareholders' equity	368,975	2,568,731	2,177,543
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	636,655	4,432,266	2,178,620
Parent Company [Member] | Common Class A [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	$ 16	¥ 107	¥ 98
Ordinary shares:
Shares authorized	470,000,000	470,000,000	470,000,000
Shares issued	174,918,929	174,918,929	159,247,873
Shares outstanding	174,918,929	174,918,929	159,247,873
Parent Company [Member] | Common Class B [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	$ 1	¥ 8	¥ 8
Ordinary shares:
Shares authorized	30,000,000	30,000,000	30,000,000
Shares issued	13,300,738	13,300,738	13,300,738
Shares outstanding	13,300,738	13,300,738	13,300,738